Note 8. Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Land	$ 6.8	$ 0.0
Software	9.8	4.6
Buildings and improvements	97.7	76.4
Machinery and equipment	457.4	463.6
Renewable energy systems	4,709.3	1,685.8
Total property, plant and equipment in service, at cost	5,281.0	2,230.4
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	572.2	309.0
Total property, plant and equipment in service, net	6,475.5	2,398.0
Depreciation	146.2	86.6
Assets Held under Capital Leases [Member]
Property, Plant and Equipment [Line Items]
Depreciation	4.3	4.3
Property, Plant and Equipment, Excluding Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment in service, net	4,708.8	1,921.4
Non-Solar Energy Systems [Member]
Property, Plant and Equipment [Line Items]
Construction in progress – renewable energy systems	810.5	28.8
Solar Energy [Member]
Property, Plant and Equipment [Line Items]
Construction in progress – renewable energy systems	$ 956.2	$ 447.8